Acquisition (Details)	Dec. 31, 2014 USD ($)
Estimated fair value purchase price	$ 7,376,000
Current Assets [Member]
Estimated fair value purchase price	4,728,000
Other Assets [Member]
Estimated fair value purchase price	911,000
Non-interest bearing liabilities [Member]
Estimated fair value purchase price	(2,735,000)
Interest bearing liabilities assumed [Member]
Estimated fair value purchase price	(643,000)
Trademark and trade name [Member]
Estimated fair value purchase price	217,000
Noncompete Agreements [Member]
Estimated fair value purchase price	1,512,000
Backlog [Member]
Estimated fair value purchase price	3,000
Customer Relationships Existing [Member]
Estimated fair value purchase price	831,000
Goodwill [Member]
Estimated fair value purchase price	$ 2,552,000